Income Taxes - Components of Income Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense:
Federal	$ 39,453	$ 26,114	$ 23,002
State	11,453	13,246	10,520
Total current tax expense	50,906	39,360	33,522
Deferred tax expense (benefit):
Federal	3,244	(7,747)	(13,736)
State	2,779	2,434	(6,623)
Total deferred tax expense (benefit)	6,023	(5,313)	(20,359)
Total income tax expense	$ 56,929	$ 34,047	$ 13,163